Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing And Discontinued Operations [Line Items]
Own work capitalized	€ 815	€ 863	€ 867
Gain on disposal of companies	21	3	228
Gain on disposal of other assets	241	176	130
Government grants	22	23	28
Other operating income	523	424	510
Total	1,622	1,489	1,763
Telephone towers
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	53	€ 7	1
Gains (Losses) in fair value of equity instruments
Continuing And Discontinued Operations [Line Items]
Other operating income	€ 24
Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A.
Continuing And Discontinued Operations [Line Items]
Gain on disposal of companies			€ 199